Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments [Abstract]
Investments Other Than Investments Accounted for Using Equity Method

As at	December 31, 2025	December 31, 2024
Investments at amortized cost	822	27,934
Investments at FVOCI	11,236	8,053
	12,058	35,987

Current portion	484	27,560
Long-term	11,574	8,427